Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project (Details) - Exploration and Evaluation Assets $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisition costs
Total exploration and evaluation assets, beginning balance	$ 5,640
Acquisition of Millennial (note 7)	338,050
Additions	5,308
Write offs	(353)
Total exploration and evaluation assets, ending balance	348,645
Thacker Pass
Acquisition costs
Total exploration and evaluation assets, beginning balance	5,640
Acquisition of Millennial (note 7)	0
Additions	4,227
Write offs	(353)
Total exploration and evaluation assets, ending balance	9,514
Millennial Projects
Acquisition costs
Total exploration and evaluation assets, beginning balance	0
Acquisition of Millennial (note 7)	338,050
Additions	1,081
Write offs	0
Total exploration and evaluation assets, ending balance	$ 339,131